SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSES (RECOVERY) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Loss for the year	$ (1,858,747)	$ (668,977)	$ (701,215)
Expected income tax recovery (27%)	(502,000)	(181,000)	(189,000)
Change in statutory, foreign tax, foreign exchange rates and other	(37,000)	(245,000)	(54,000)
Permanent differences and other	78,000	148,000	192,000
Change in unrecognized deductible temporary differences	461,000	278,000	51,000
Total income tax expense (recovery)